Time charter revenues and related contract balances (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables summarize the disaggregated revenue of the Partnership by segment for the three and nine months ended September 30, 2018:

	Three months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$22,776	6,476	—	29,252	(6,476)	$22,776
Time charter service revenues, excluding amortization	15,441	3,412	—	18,853	(3,412)	15,441
Amortization of above market contract intangibles	(916)	—	—	(916)		(916)
Amortization of deferred revenue for modifications & drydock	—	574	—	574	(574)	—
Other revenue (2)	3	—	—	3	—	3
Total revenues (3)	$37,304	10,462	—	47,766	(10,462)	$37,304

	Nine months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$66,921	19,215	—	86,136	(19,215)	$66,921
Time charter service revenues, excluding amortization	43,490	11,068	—	54,558	(11,068)	43,490
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)		(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,750	—	1,750	(1,750)	—
Other revenue (2)	1,103	—	—	1,103	—	1,103
Total revenues (3)	$108,798	32,033	—	140,831	(32,033)	$108,798

(1)
Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)
Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4 and 14.

(3)
Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule Of Consolidated Receivables [Table Text Block]
The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	September 30,	January 1,
(in thousands of U.S. dollars)	2018	2018
Trade receivable for lease	$5,205	$5,572
Trade receivable for time charter services	3,212	6,277
Total trade receivable and amounts due from affiliates	$8,417	$11,849

Contract with Customer, Asset and Liability [Table Text Block]
The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers:

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2018	$8,326	(8,326)	303	$(6,187)
Additions	—	—	364	(804)
Reduction for receivables recorded	(602)	—	(303)	—
Reduction for revenue recognized	—	602	—	—
Reduction for revenue recognized from previous years	—	—	—	1,792
Repayments of refund liabilities to charterer	—	—	—	3,328
Balance September 30, 2018	7,724	(7,724)	364	(1,871)
Netting of contract asset and contract liability	(7,724)	7,724	—	—
Balance reflected in balance sheet September 30, 2018	$—	—	364	$(1,871)